Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended
	Jun. 30, 2026	Jun. 30, 2026
C000223010_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.32%
C000223010_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.41%
C000223010_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.82%
C000223010_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	32.10%
C000223010_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.26%
C000223010_NoLoadClassMember_2025-07-01_2026-06-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	17.21%
C000223010_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.32%
C000223010_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.40%
C000223010_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.37%